United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2004

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total: 373,626(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
APARTMENT INVT & MGMT CO                   C   03748R10   $2,304     74000SH           SOLE                                 74000
ARCHSTONE-SMITH TR                         C   39583109  $13,079    445915SH           SOLE                                445915
AVALONBAY CMNTYS INC                       C   5348410   $16,120    285200SH           SOLE                                285200
BRE PPTYS INC                              C   5564E'106  $3,687    106100SH           SOLE                                106100
EQUITY RESIDENTIAL                         C   29476L10  $10,908    366900SH           SOLE                                366900
ESSEX PPTY TR                              C   29717810   $4,600     67300SH           SOLE                                 67300
GABLES RESIDENTIAL TR                      C   36241810   $4,370    128600SH           SOLE                                128600
UNITED DOMINION RLTY TR INC                C   91019710   $2,223    112400SH           SOLE                                112400
DUKE-WEEKS REALTY CORP                     C   26441150   $1,591     50000SH           SOLE                                 50000
CHELSEA PPTY GROUP INC                     C   16342110  $12,014    184200SH           SOLE                                184200
HEALTH CARE PPTY INVS INC                  C   42191510   $6,875    286000SH           SOLE                                286000
HILTON HOTELS CORP                         C   43284810  $11,886    637000SH           SOLE                                637000
STARWOOD HOTELS & RESORTS WO               C   85590A20  $13,798    307650SH           SOLE                                307650
HOST MARRIOTT CORP NEW                     C   44107P10  $12,580   1017800SH           SOLE                               1017800
LASALLE HOTEL PPTYS                        C   51794210   $3,355    137500SH           SOLE                                137500
AMB PPTY CORP                              C   00163T10  $11,854    342300SH           SOLE                                342300
CATELLUS DEV CORP                          C   14911310  $11,849    480705SH           SOLE                                480705
PROLOGIS TR                                C   74341010   $9,827    298500SH           SOLE                                298500
PS BUSINESS PKS INC CALIF                  C   69360J10   $5,054    125600SH           SOLE                                125600
FEDERAL RLTY INVT TR                       C   31374720  $13,775    331200SH           SOLE                                331200
KIMCO RLTY CORP                            C   49446R10   $5,173    113700SH           SOLE                                113700
PAN PAC RETAIL PPTYS INC                   C   69806L10  $16,429    325200SH           SOLE                                325200
REGENCY CTRS CORP                          C   75884910  $16,338    380850SH           SOLE                                380850
SAUL CTRS INC                              C   80439510   $1,044     32500SH           SOLE                                 32500
GENERAL GROWTH PPTYS INC                   C   37002110   $7,762    262500SH           SOLE                                262500
MACERICH CO                                C   55438210  $14,179    296200SH           SOLE                                296200
MILLS CORP                                 C   60114810   $3,587     76800SH           SOLE                                 76800
ROUSE CO                                   C   77927310  $12,678    266900SH           SOLE                                266900
SIMON PPTY GROUP INC NEW                   C   82880610  $23,957    465900SH           SOLE                                465900
TAUBMAN CENTERS INC                        C   876664103  $7,785    340100SH           SOLE                                340100
MANUFACTURED HOME CMNTYS INC               C   56468210   $8,856    266836SH           SOLE                                266836
LEXINGTON CORPORATE PPTYS TR               C   52904310   $2,608    131000SH           SOLE                                131000
ARDEN RLTY INC                             C   3979310    $2,715     92300SH           SOLE                                 92300
BOSTON PPTYS INC                           C   10112110  $18,115    361727SH           SOLE                                361727
CORPORATE OFFICE PPTYS TR                  C   22002T10   $1,210     48700SH           SOLE                                 48700
EQUITY OFFICE PPTYS TR                     C   29474110   $1,593     58554SH           SOLE                                 58554
MACK CALI RLTY CORP                        C   55448910     $455     11000SH           SOLE                                 11000
PRENTISS PPTYS TR                          C   74070610   $3,520    105000SH           SOLE                                105000
SL GREEN RLTY CORP                         C   78440X10  $11,901    254300SH           SOLE                                254300
VORNADO RLTY TR                            C   92904210  $17,761    311000SH           SOLE                                311000
BROOKFIELD PPTYS CORP                      C   11290010  $12,029    418400SH           SOLE                                418400
PUBLIC STORAGE INC                         C   74460D10  $12,183    264800SH           SOLE                                264800










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